Securities Act Registration No. 333- 146077

Investment Company Act Registration No. 811- 22119

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐

Pre-Effective Amendment No._ __

☐

Post-Effective Amendment No._5_

☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

ACT OF 1940

☐

Amendment No._6__

☒

 (Check appropriate box or boxes.)

American Israeli Shared Values Trust

(Exact Name of Registrant as Specified in Charter)

207 East 83rd Street

Suite 3

New York, New York  10028

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code:  (866) 745-5955

Jamia C. Jasper

207 East 83rd Street

Suite 3

New York, New York  10028

 (Name and Address of Agent for Service)

With copy to:

Don Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th floor

Cincinnati, Ohio 45202

Approximate date of proposed public offering:  As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)

☐ On [date] pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐  This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and that it has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, State of New York, on the 23rd day of June, 2011.

American Israeli Shared Values Trust

By:  _/s/ _ Jamia C. Jasper ____

Jamia C. Jasper, Trustee

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

Date

/S/ Jamia C. Jasper

President, Treasurer & Trustee

June 23, 2011

Jamia C. Jasper

(Principal Executive and Principal

Financial Officer)

Trustee

June 23, 2011

Richard Chase*

Trustee

June 23, 2011

Michael G. Landsman*

Trustee

June 23, 2011

Adi Scop*

*

/S/Donald S. Mendelsohn

Donald S. Mendelsohn

Attorney-in-Fact

June 23, 2011

Exhibit Index

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase